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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-08657


                   	  Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Equity Income Fund
           Schedule of Investments  07/31/10 (unaudited)

Shares                                                              Value

           COMMON STOCKS - 99.9 %
           Energy - 10.4 %
           Integrated Oil & Gas - 8.1 %
145,200    Chevron Corp.                                        $ 11,065,692
207,560    ConocoPhillips                                         11,461,463
120,000    Exxon Mobil Corp.                                      7,161,600
541,600    Marathon Oil Corp.                                     18,116,520
693,200    QEP Resources, Inc.                                    23,859,944
                                                                $ 71,665,219
           Oil & Gas Drilling - 1.1 %
250,000    Helmerich & Payne, Inc.                              $ 10,132,500
           Oil & Gas Storage & Transportation - 1.2 %
520,000    Spectra Energy Corp.                                 $ 10,810,800
           Total Energy                                         $ 92,608,519
           Materials - 9.1 %
           Diversified Chemical - 1.6 %
341,400    E.I. du Pont de Nemours & Co.                        $ 13,884,738
           Diversified Metals & Mining - 2.1 %
270,000    Compass Minerals International, Inc.                 $ 19,086,300
           Paper Packaging - 0.7 %
200,000    Sonoco Products Co.                                  $ 6,540,000
           Specialty Chemicals - 3.2 %
900,000    Valspar Corp. (b)                                    $ 28,269,000
           Steel - 1.5 %
157,448    Carpenter Technology Corp.                           $ 5,502,808
198,000    Nucor Corp. (b)                                        7,749,720
                                                                $ 13,252,528
           Total Materials                                      $ 81,032,566
           Capital Goods - 12.2 %
           Aerospace & Defense - 1.5 %
92,100     Lockheed Martin Corp.                                $ 6,921,315
107,200    Northrop Grumman Corp.                                 6,286,208
                                                                $ 13,207,523
           Construction & Farm Machinery & Heavy Trucks - 2.4 %
473,105    PACCAR, Inc.                                         $ 21,677,671
           Electrical Component & Equipment - 1.7 %
300,000    Emerson Electric Co.                                 $ 14,862,000
           Industrial Machinery - 6.6 %
988,195    Gorman-Rupp Co. (b)                                  $ 29,586,558
241,242    Illinois Tool Works, Inc.                              10,494,027
200,000    Snap-On, Inc.                                          8,934,000
295,000    The Timken Co. (b)                                     9,917,900
                                                                $ 58,932,485
           Total Capital Goods                                  $ 108,679,679
           Commercial Services & Supplies - 0.7 %
           Office Services & Supplies - 0.7 %
240,000    Mine Safety Appliances Co. (b)                       $ 6,012,000
           Total Commercial Services & Supplies                 $ 6,012,000
           Transportation - 1.0 %
           Railroads - 1.0 %
83,100     CSX Corp.                                            $ 4,381,032
80,400     Norfolk Southern Corp.                                 4,524,108
                                                                $ 8,905,140
           Total Transportation                                 $ 8,905,140
           Automobiles & Components - 2.8 %
           Auto Parts & Equipment - 2.8 %
866,800    Johnson Controls, Inc.                               $ 24,972,508
           Total Automobiles & Components                       $ 24,972,508
           Consumer Durables & Apparel - 1.8 %
           Apparel, Accessories & Luxury Goods - 1.8 %
200,000    VF Corp. (b)                                         $ 15,866,000
           Total Consumer Durables & Apparel                    $ 15,866,000
           Consumer Services - 1.1 %
           Leisure Facilities - 1.1 %
745,017    Cedar Fair, LP (b) *                                 $ 10,057,730
           Total Consumer Services                              $ 10,057,730
           Media - 0.8 %
           Publishing - 0.8 %
200,000    Reed Elsevier Plc (A.D.R.) (b)                       $ 6,942,000
           Total Media                                          $ 6,942,000
           Retailing - 2.3 %
           Distributors - 1.4 %
280,000    Genuine Parts Co.                                    $ 11,992,400
           Home Improvement Retail - 0.9 %
400,000    Lowe's Companies, Inc.                               $ 8,296,000
           Total Retailing                                      $ 20,288,400
           Food & Drug Retailing - 1.4 %
           Drug Retail - 0.4 %
120,000    Walgreen Co.                                         $ 3,426,000
           Food Distributors - 1.0 %
300,000    Sysco Corp.                                          $ 9,291,000
           Total Food & Drug Retailing                          $ 12,717,000
           Food Beverage & Tobacco - 7.9 %
           Packaged Foods & Meats - 7.9 %
330,000    General Mills, Inc.                                  $ 11,286,000
422,550    H.J. Heinz Co., Inc.                                   18,795,024
373,000    Hershey Foods Corp.                                    17,531,000
223,000    Kellogg Co.                                            11,161,150
350,000    Sara Lee Corp.                                         5,176,500
100,000    The J.M. Smucker Co.                                   6,143,000
                                                                $ 70,092,674
           Total Food Beverage & Tobacco                        $ 70,092,674
           Household & Personal Products - 3.4 %
           Household Products - 3.4 %
188,800    Clorox Co.                                           $ 12,249,344
231,557    Colgate-Palmolive Co.                                  18,288,372
                                                                $ 30,537,716
           Total Household & Personal Products                  $ 30,537,716
           Health Care Equipment & Services - 1.6 %
           Health Care Equipment - 1.6 %
320,000    Baxter International, Inc.                           $ 14,006,400
           Total Health Care Equipment & Services               $ 14,006,400
           Pharmaceuticals & Biotechnology - 6.6 %
           Pharmaceuticals - 6.6 %
306,600    Abbott Laboratories, Inc.                            $ 15,047,928
539,500    Bristol-Myers Squibb Co.                               13,444,340
280,000    Eli Lilly & Co.                                        9,968,000
373,005    Merck & Co., Inc.                                      12,853,752
500,000    Pfizer, Inc.                                           7,500,000
                                                                $ 58,814,020
           Total Pharmaceuticals & Biotechnology                $ 58,814,020
           Banks - 4.5 %
           Diversified Banks - 2.7 %
750,000    U.S. Bancorp                                         $ 17,925,000
237,500    Wells Fargo  & Co.                                     6,585,875
                                                                $ 24,510,875
           Regional Banks - 1.3 %
450,000    SunTrust Banks, Inc. (b)                             $ 11,677,500
           Thrifts & Mortgage Finance - 0.5 %
250,000    New York Community Bancorp, Inc. (b)                 $ 4,315,000
           Total Banks                                          $ 40,503,375
           Diversified Financials - 3.6 %
           Asset Management & Custody Banks - 2.7 %
150,000    Northern Trust Corp.                                 $ 7,048,500
230,000    T. Rowe Price Associates, Inc. (b)                     11,092,900
252,000    The Bank of New York Mellon Corp.                      6,317,640
                                                                $ 24,459,040
           Diversified Financial Services - 0.9 %
200,000    J.P. Morgan Chase & Co.                              $ 8,056,000
           Total Diversified Financials                         $ 32,515,040
           Insurance - 5.6 %
           Life & Health Insurance - 1.3 %
228,800    Aflac, Inc.                                          $ 11,254,672
           Property & Casualty Insurance - 4.3 %
410,200    Chubb Corp.                                          $ 21,588,826
255,000    Cincinnati Financial Corp. (b)                         7,025,250
200,000    The Travelers Companies, Inc.                          10,090,000
                                                                $ 38,704,076
           Total Insurance                                      $ 49,958,748
           Real Estate - 2.3 %
           Office Real Estate Investment Trusts - 0.8 %
100,000    Alexandria Real Estate Equities, Inc. (b)            $ 7,055,000
           Retail Real Estate Investment Trusts - 0.5 %
113,300    Regency Centers Corp. (b)                            $ 4,275,942
           Specialized Real Estate Investment Trusts - 1.0 %
250,000    Nationwide Health Properties, Inc.                   $ 9,355,000
           Total Real Estate                                    $ 20,685,942
           Software & Services - 0.5 %
           Data Processing & Outsourced Services - 0.5 %
100,000    Automatic Data Processing, Inc.                      $ 4,127,000
           Total Software & Services                            $ 4,127,000
           Semiconductors - 4.5 %
           Semiconductor Equipment - 0.4 %
300,000    Applied Materials, Inc.                              $ 3,540,000
           Semiconductors - 4.1 %
410,300    Analog Devices, Inc.                                 $ 12,190,013
440,000    Intel Corp.                                            9,064,000
500,000    Microchip Technology, Inc.(b)                          15,225,000
                                                                $ 36,479,013
           Total Semiconductors                                 $ 40,019,013
           Telecommunication Services - 3.8 %
           Integrated Telecommunication Services - 3.8 %
300,000    AT&T Corp.                                           $ 7,782,000
437,000    CenturyLink, Inc. (b)                                  15,565,940
80,793     Frontier Communications Corp. (b)                        617,259
336,584    Verizon Communications, Inc.                           9,781,131
                                                                $ 33,746,330
           Total Telecommunication Services                     $ 33,746,330
           Utilities - 12.1 %
           Electric Utilities - 2.8 %
152,500    DPL, Inc.                                            $ 3,859,774
513,800    Duke Energy Corp. (b)                                  8,785,980
337,200    Southern Co.                                           11,913,276
                                                                $ 24,559,030
           Gas Utilities - 5.5 %
392,100    AGL Resources, Inc.                                  $ 14,899,800
460,000    EQT Corp.                                              16,872,800
130,000    National Fuel Gas Co.                                  6,246,500
693,200    Questar Corp.                                          11,403,140
                                                                $ 49,422,240
           Multi-Utilities - 3.8 %
530,000    NSTAR (b)                                            $ 19,694,800
284,600    Public Service Enterprise Group, Inc.                  9,363,340
82,800     Wisconsin Energy Corp.                                 4,494,384
                                                                $ 33,552,524
           Total Utilities                                      $ 107,533,794
           TOTAL COMMON STOCKS
           (Cost  $685,008,082)                                 $ 890,621,594
Principal
Amount ($)                                                          Value
           TEMPORARY CASH INVESTMENTS - 8.9 %
           Securities Lending Collateral - 8.9% ( c)
           Certificates of Deposit:
2,241,364  Bank of Nova Scotia, 0.47%, 9/7/10                   $ 2,241,364
2,241,364  BBVA NY,  0.55%, 8/16/10                               2,241,364
1,568,955  BBVA NY, 0.53%, 7/26/11                                1,568,955
2,465,500  CBA, 0.56%, 1/3/11                                     2,465,500
1,344,818  DNB Nor Bank ASA NY, 0.48%, 8/26/10                    1,344,818
2,241,364  Nordea NY,  0.5%, 12/10/10                             2,241,364
2,241,364  Royal Bank of Canada NY, 0.34%, 1/21/11                2,241,364
                                                                $ 14,344,729
           Commercial Paper:
896,545    American Honda Finance, 0.37%, 4/15/11               $   896,545
1,344,818  American Honda Finance, 0.37%, 5/4/11                  1,344,818
296,502    Caterpillar Financial Services Corp., 0.55%, 8/20/10     296,502
1,792,564  CHARFD, 0.34%, 8/23/10                                 1,792,564
447,913    CHARFD, 0.56%, 10/15/10                                  447,913
895,772    CLIPPR, 0.62%, 10/8/10                                   895,772
1,344,280  CLIPPR, 0.39%, 9/1/10                                  1,344,280
2,025,301  CME, 1.00%, 8/6/10                                     2,025,301
933,276    FAIRPP, 0.28%, 8/16/10                                   933,276
1,120,209  FASCO, 0.28%, 9/2/10                                   1,120,209
1,030,512  FASCO, 0.46%, 9/9/10                                   1,030,512
2,241,744  Federal Home Loan Bank, 0.37%, 6/1/11                  2,241,744
1,120,583  GE Corp., 0.54%, 1/26/11                               1,120,583
223,960    General Electric Capital Corp., 0.33%, 6/6/11            223,960
242,614    General Electric Capital Corp., 0.61%, 10/21/10          242,614
244,297    General Electric Capital Corp., 0.59%, 10/6/10           244,297
672,460    General Electric Capital Corp., 0.64%, 8/20/10           672,460
1,894,886  JPMorgan Chase & Co., 0.85%, 9/24/10                   1,894,886
1,120,577  OLDLLC, 0.45%, 8/12/10                                 1,120,577
1,060,068  OLDLLC, 0.38%, 8/16/10                                 1,060,068
1,120,548  PARFIN, 0.55%, 8/11/10                                 1,120,548
2,241,218  RANGER, 0.45%, 8/9/10                                  2,241,218
1,344,285  SANTANDER, 0.53%, 8/23/10                              1,344,285
3,361,967  SOCNAM, 0.49%, 8/3/10                                  3,361,967
447,927    SRCPP, 0.46%, 10/12/10                                   447,927
1,792,583  SRCPP, 0.5%, 8/30/10                                   1,792,583
671,972    STRAIT, 0.45%, 10/4/10                                   671,972
1,573,184  STRAIT, 0.3%, 8/23/10                                  1,573,184
1,081,664  TBLLC, 0.28%, 8/9/10                                   1,081,664
1,119,818  TBLLC, 0.26%, 10/12/10                                 1,119,818
2,241,364  Toyota Motor Credit Corp., 0.34%, 1/10/11              2,241,364
2,239,490  VARFUN, 0.34%, 10/25/10                                2,239,490
1,344,888  Wachovia Corp., 0.63%, 3/22/11                         1,344,888
2,241,364  Westpac, 0.5%, 7/29/11                                 2,241,364
896,424    WFC, 0.6%, 12/2/10                                       896,424
                                                                $ 44,667,577
           Tri-party Repurchase Agreements:
3,965,017  Barclays Capital Markets, 0.21%, 8/2/10              $ 3,965,017
3,362,045  Deutsche Bank Securites, Inc., 0.20%, 8/2/10           3,362,045
6,724,091  RBS Securities, Inc., 0.21%, 8/2/10                    6,724,091
                                                                $ 14,051,153
Shares     Money Market Mutual Funds
3,362,046  Blackrock Liquidity Temporary Cash Fund              $ 3,362,046
3,362,045  Dreyfus Preferred Money Market Fund                    3,362,045
                                                                $ 6,724,091
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $79,787,550)                                  $ 79,787,550

           TOTAL INVESTMENT IN SECURITIES - 108.8 %
           (Cost  $764,795,632)(a)                              $ 970,409,144

           OTHER ASSETS AND LIABILITIES - (8.8) %               $ (78,823,549)

           TOTAL NET ASSETS - 100.0 %                           $ 891,585,595

(a) At July 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $753,055,961 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost            $ 239,363,098

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value              (22,009,915)

           Net unrealized gain                                    217,353,183

(b)        At July 31, 2010, the following securities were out on loan:

Shares                          Description                         Value
67,000     Alexandria Real Estate Equities, Inc.                $ 4,726,850
100,900    Cedar Fair, LP,                                        1,362,150
121,300    CenturyLink, Inc.                                      4,320,706
123,700    Cincinnati Financial Corp.                             3,407,935
257,000    Duke Energy Corp.                                      4,394,700
79,900     Frontier Communications Corp.                          610,436
254,932    Gorman-Rupp Co.                                        7,632,664
495,000    Microchip Technology                                   15,072,750
600        Mine Safety Appliances Co.                              15,030
18,200     New York Community Bancorp, Inc.                       314,132
465,800    NSTAR                                                  17,309,128
170,700    Nucor Corp.                                            6,681,198
100        Reed Elsevier Plc (A.D.R.)                              3,471
104,500    Regency Centers Corp.                                  3,943,830
500        SunTrust Banks, Inc.                                    12,975
110,000    T. Rowe Price Associates, Inc.                         5,305,300
27,600     The Timken Co.                                         927,912
2,500      VF Corp.                                               198,325
26,400     Valspar Corp.                                          829,224
           Total                                                $ 77,068,716

(c) Security lending collateral is managed by Credit Suisse AG, New York Branch.

	    Various inputs are used in determining the value of the
             Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest
                 priority is given to Level 3.
             Level 1 - quoted prices in active markets for identical
                securities
             Level 2 - other significant observable inputs (including
                 quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the
                 Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's assets:

                                 Level 1    Level 2   Level 3  Total
Common stocks              $890,621,594     $0        $0     $890,621,594
Temporary cash investments         0       73,063,459    0     73,063,459
Money market mutual funds     6,724,091       0         0      6,724,091
Total                      $897,345,685   $73,063,459   $0   $970,409,144

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2010

* Print the name and title of each signing officer under his or her signature.